Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue:
Interest and loan related income, net	$ 84,103	$ 290,225	$ 228,198
Other income	154	789	924
Interest and other income	84,257	291,014	229,122
Change in fair value of finance receivables	(22,389)	0	0
Provision for credit losses on finance receivables	(7)	(81,619)	(99,389)
Net revenue	61,861	200,227	114,868
Expenses:
Salaries and employee benefits	14,272	44,196	23,680
Direct marketing costs	7,483	18,643	11,345
Interest expense and amortized debt issuance costs	4,471	20,667	21,876
Interest expense - related party	137	561	560
Depreciation and amortization	2,164	6,732	4,281
Technology costs	2,147	7,623	4,579
Professional fees	2,206	6,569	2,862
Payment processing fees	1,628	4,123	2,674
Occupancy	880	3,091	2,139
Management fees - related party	175	700	0
General, administrative and other	1,914	9,806	7,877
Total expenses	37,477	122,711	81,873
Income from operations	24,384	77,516	32,995
Other income:
Change in fair value of warrant liability	0	0	0
Income before income taxes	24,384	77,516	32,995
Provision for income taxes	0	0	0
Net income	24,384	$ 77,516	$ 32,995
Earnings Per Share [Abstract]
Basic (in dollars per share)		$ 0	$ 0
Diluted (in dollars per share)		$ 0	$ 0
Weighted average common shares outstanding:
Basic (in dollars per share)		0	0
Diluted (in dollars per share)		0	0
Pro forma:
Pro forma income tax expense (unaudited)	0	$ 0	$ 0
Pro forma net income (unaudited)	24,384	77,516	32,995
Pro Forma
Other income:
Provision for income taxes	687	2,304	981
Net income	23,697	75,212	32,014
Pro forma:
Pro forma income tax expense (unaudited)	687	2,304	981
Pro forma net income (unaudited)	$ 23,697	$ 75,212	$ 32,014